LVIP Global Income Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.88%
•Fannie Mae Connecticut Avenue Securities
Series 2013-C01 M2 7.74% (LIBOR01M + 5.25%) 10/25/23	510,144	$ 576,174
Series 2014-C02 1M2 5.09% (LIBOR01M + 2.60%) 5/25/24	775,000	812,493
Series 2014-C03 1M2 5.49% (LIBOR01M + 3.00%) 7/25/24	760,143	806,963
Series 2014-C03 2M2 5.39% (LIBOR01M + 2.90%) 7/25/24	196,655	205,917
Series 2014-C04 1M2 7.39% (LIBOR01M + 4.90%) 11/25/24	338,202	379,602
Series 2014-C04 2M2 7.49% (LIBOR01M + 5.00%) 11/25/24	323,688	361,255
Series 2015-C01 1M2 6.79% (LIBOR01M + 4.30%) 2/25/25	346,077	377,309
Series 2015-C01 2M2 7.04% (LIBOR01M + 4.55%) 2/25/25	380,389	407,087
Series 2015-C02 1M2 6.49% (LIBOR01M + 4.00%) 5/25/25	565,215	610,240
Series 2015-C02 2M2 6.49% (LIBOR01M + 4.00%) 5/25/25	310,101	331,994
Series 2015-C03 1M2 7.49% (LIBOR01M + 5.00%) 7/25/25	189,912	211,595
Series 2015-C03 2M2 7.49% (LIBOR01M + 5.00%) 7/25/25	428,252	470,380
Series 2016-C01 2M2 9.44% (LIBOR01M + 6.95%) 8/25/28	426,427	493,408
Series 2016-C04 1M2 6.74% (LIBOR01M + 4.25%) 1/25/29	60,000	66,006
Series 2017-C01 1M2 6.04% (LIBOR01M + 3.55%) 7/25/29	465,000	499,499
Series 2018-C02 2M1 3.14% (LIBOR01M + 0.65%) 8/25/30	381,421	381,257
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN1 M2 4.69% (LIBOR01M + 2.20%) 2/25/24	147,221	149,725
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2014-DN2 M3 6.09% (LIBOR01M + 3.60%) 4/25/24	250,000	$ 269,930
Series 2014-DN3 M3 6.49% (LIBOR01M + 4.00%) 8/25/24	192,525	208,477
Series 2014-HQ1 M3 6.59% (LIBOR01M + 4.10%) 8/25/24	247,143	268,013
Series 2014-HQ2 M3 6.24% (LIBOR01M + 3.75%) 9/25/24	700,000	774,383
Series 2015-DN1 M3 6.64% (LIBOR01M + 4.15%) 1/25/25	810,799	867,138
Series 2015-DNA1 M3 5.79% (LIBOR01M + 3.30%) 10/25/27	250,000	273,969
Series 2015-DNA2 M3 6.39% (LIBOR01M + 3.90%) 12/25/27	750,000	813,553
Series 2015-DNA3 M2 5.34% (LIBOR01M + 2.85%) 4/25/28	403,748	413,350
Series 2015-HQ1 M3 6.29% (LIBOR01M + 3.80%) 3/25/25	845,190	890,588
Series 2015-HQ2 M3 5.74% (LIBOR01M + 3.25%) 5/25/25	250,000	270,799
Series 2015-HQA1 M2 5.14% (LIBOR01M + 2.65%) 3/25/28	351,165	355,863
Series 2015-HQA1 M3 7.19% (LIBOR01M + 4.70%) 3/25/28	250,000	281,703
Series 2015-HQA2 M2 5.29% (LIBOR01M + 2.80%) 5/25/28	341,546	348,307
Series 2016-DNA1 M3 8.04% (LIBOR01M + 5.55%) 7/25/28	250,000	294,087
Series 2016-DNA2 M3 7.14% (LIBOR01M + 4.65%) 10/25/28	260,000	290,195
Series 2016-HQA1 M2 5.24% (LIBOR01M + 2.75%) 9/25/28	428,986	435,291
Series 2016-HQA2 M2 4.74% (LIBOR01M + 2.25%) 11/25/28	178,119	180,693
LVIP Global Income Fund–1

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2016-HQA2 M3 7.64% (LIBOR01M + 5.15%) 11/25/28	250,000	$ 291,206
Series 2017-HQA1 M2 6.04% (LIBOR01M + 3.55%) 8/25/29	465,000	500,116
Total Agency Collateralized Mortgage Obligations (Cost $15,021,010)		15,168,565
AGENCY MORTGAGE-BACKED SECURITIES–0.29%
•Fannie Mae ARM
3.67% (LIBOR12M + 1.50%) 4/1/38	43,867	44,980
3.87% (LIBOR12M + 1.33%) 10/1/37	20,003	20,657
4.09% (LIBOR06M + 1.52%) 11/1/34	27,179	28,049
4.10% (H15T1Y + 2.21%) 4/1/34	135,705	142,700
4.17% (LIBOR12M + 1.40%) 11/1/37	22,575	23,389
4.21% (LIBOR12M + 1.83%) 5/1/36	5,816	6,112
4.31% (LIBOR12M + 1.56%) 10/1/35	86,881	88,375
4.32% (H15T1Y + 2.21%) 6/1/35	545,162	567,366
4.34% (LIBOR12M + 1.50%) 9/1/33	141,446	147,198
4.35% (H15T1Y + 2.00%) 9/1/34	84,250	87,895
4.45% (H15T1Y + 2.21%) 9/1/33	46,449	47,871
4.47% (LIBOR12M + 1.84%) 5/1/38	33,576	35,391
4.50% (H15T1Y + 2.12%) 10/1/32	27,907	29,431
4.55% (LIBOR12M + 1.84%) 6/1/36	24,473	25,755
4.57% (LIBOR12M + 1.82%) 8/1/36	21,250	22,537
4.64% (H15T1Y + 2.13%) 7/1/34	26,981	28,405
4.72% (LIBOR12M + 1.66%) 2/1/35	13,986	14,635
4.80% (LIBOR12M + 1.86%) 1/1/37	4,012	4,227
4.88% (LIBOR12M + 1.75%) 3/1/35	23,333	24,230
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Fannie Mae ARM (continued)
4.97% (LIBOR12M + 1.93%) 1/1/37	75,667	$ 79,999
•Freddie Mac ARM
4.25% (LIBOR06M + 1.60%) 1/1/36	9,431	9,749
4.35% (LIBOR12M + 1.87%) 5/1/38	289,793	305,575
4.52% (H15T1Y + 2.44%) 4/1/30	38,065	39,681
4.54% (H15T1Y + 2.25%) 1/1/35	104,666	109,991
4.60% (LIBOR12M + 1.91%) 5/1/38	18,219	19,262
4.67% (H15T1Y + 2.25%) 3/1/34	9,557	10,029
4.70% (H15T1Y + 2.45%) 7/1/36	63,747	65,879
4.71% (H15T1Y + 2.25%) 10/1/34	12,250	12,920
4.72% (LIBOR12M + 1.83%) 4/1/38	101,607	107,572
4.73% (H15T1Y + 2.37%) 8/1/31	16,454	17,034
4.88% (H15T1Y + 2.28%) 1/1/35	111,339	117,101
4.91% (H15T1Y + 2.41%) 11/1/33	11,309	11,944
4.92% (LIBOR12M + 2.05%) 11/1/36	11,970	12,680
Total Agency Mortgage-Backed Securities (Cost $2,279,878)		2,308,619
ΔCORPORATE BONDS–4.39%
Australia–0.26%
FMG Resources August 2006 4.75% 5/15/22	100,000	100,375
Westpac Banking
2.10% 2/25/21	1,500,000	1,486,292
2.25% 11/9/20	500,000	497,688
		2,084,355
Canada–0.06%
Royal Bank of Canada 2.10% 10/14/20	500,000	496,630
		496,630
China–0.33%
Baidu 4.38% 5/14/24	200,000	207,753
Industrial & Commercial Bank of China
2.96% 11/8/22	300,000	297,696
3.23% 11/13/19	600,000	601,629

LVIP Global Income Fund–2

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
China (continued)
Sinopec Group Overseas Development 2015 2.50% 4/28/20		500,000	$ 497,718
Sinopec Group Overseas Development 2017 2.38% 4/12/20		300,000	300,531
State Grid Overseas Investment 2014 2.75% 5/7/19		300,000	300,061
State Grid Overseas Investment 2016 2.75% 5/4/22		300,000	297,679
Tencent Holdings 2.99% 1/19/23		200,000	199,234
			2,702,301
France–0.10%
BPCE SA 2.65% 2/3/21		300,000	299,520
Dexia Credit Local S.A. 2.38% 9/20/22		300,000	298,082
Total Capital International 2.75% 6/19/21		200,000	200,531
			798,133
Germany–0.10%
Bayer US Finance II, LLC 3.88% 12/15/23		200,000	201,628
•Deutsche Bank AG 3.95% (LIBOR03M + 1.31%) 8/20/20		600,000	597,689
			799,317
Italy–0.09%
Banca Monte dei Paschi di Siena S.p.A. 2.88% 4/16/59	EUR	600,000	703,940
			703,940
Luxembourg–0.03%
Altice Financing 7.50% 5/15/26		200,000	197,900
			197,900
Mexico–0.01%
Coca-Cola Femsa 4.63% 2/15/20		100,000	101,628
			101,628
Republic of Korea–0.04%
Harvest Operations 4.20% 6/1/23		100,000	104,691
Korea East-West Power 3.88% 7/19/23		200,000	206,808
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Republic of Korea (continued)
•Seven & Seven 3.68% (LIBOR06M + 1.00%) 9/11/19	30,000	$ 30,037
		341,536
South Africa–0.00%
@K2016470219 South Africa PIK 3.00% 12/31/22	96,255	294
		294
Spain–0.05%
Telefonica Emisiones 5.13% 4/27/20	400,000	409,319
		409,319
Switzerland–0.03%
Glencore Funding, LLC 3.00% 10/27/22	200,000	197,274
		197,274
United Arab Emirates–0.04%
DAE Funding, LLC 4.00% 8/1/20	300,000	301,500
		301,500
United Kingdom–0.12%
HSBC Holdings
2.95% 5/25/21	200,000	200,200
3.40% 3/8/21	200,000	201,837
Imperial Brands Finance 2.95% 7/21/20	400,000	398,856
μStandard Chartered 3.89% 3/15/24	200,000	200,762
		1,001,655
United States–3.13%
Allergan Finance 3.45% 3/15/22	600,000	605,667
Amazon.com 2.40% 2/22/23	300,000	297,431
American Airlines Group 5.50% 10/1/19	100,000	101,740
American Tower 3.30% 2/15/21	500,000	504,841
Amgen 2.20% 5/11/20	300,000	298,725
Anadarko Petroleum 4.85% 3/15/21	160,000	165,918
Anthem 2.50% 11/21/20	500,000	497,636
Bank of America
2.15% 11/9/20	400,000	396,244
2.65% 4/1/19	700,000	700,000
μ3.55% 3/5/24	500,000	507,998
•Bank of New York Mellon 3.55% (LIBOR03M + 0.87%) 8/17/20	500,000	505,221
Biogen 2.90% 9/15/20	700,000	699,992

LVIP Global Income Fund–3

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
California Resources 8.00% 12/15/22	73,000	$ 57,509
Capital One Bank USA NA 2.30% 6/5/19	800,000	799,451
Capital One Financial 2.50% 5/12/20	1,000,000	997,362
Caterpillar Financial Services 1.70% 8/9/21	200,000	196,122
Celgene
2.25% 8/15/21	400,000	393,838
2.75% 2/15/23	200,000	198,192
CHS / Community Health Systems 8.13% 6/30/24	100,000	75,030
μCitibank 3.17% 2/19/22	250,000	251,076
Citigroup 2.40% 2/18/20	800,000	797,067
CNH Industrial Capital 3.88% 10/15/21	400,000	405,240
CVS Health
2.80% 7/20/20	300,000	299,691
3.70% 3/9/23	200,000	203,329
Devon Energy 3.25% 5/15/22	300,000	302,984
DISH DBS 5.88% 7/15/22	100,000	97,155
Dollar Tree 3.70% 5/15/23	500,000	507,336
Dominion Energy 2.58% 7/1/20	400,000	397,868
Enable Midstream Partners L.P. 2.40% 5/15/19	400,000	399,683
Enterprise Products Operating 5.25% 1/31/20	400,000	407,683
Enterprise Products Operating, LLC 2.55% 10/15/19	200,000	199,631
Express Scripts Holding 4.75% 11/15/21	100,000	104,506
Fiserv 2.70% 6/1/20	600,000	599,419
Goldman Sachs Group
2.63% 4/25/21	300,000	298,887
•3.81% (LIBOR03M + 1.20%) 9/15/20	1,300,000	1,313,836
Halfmoon Parent 3.75% 7/15/23	100,000	102,588
HCA 5.88% 5/1/23	100,000	106,875
Jackson National Life Global Funding
2.25% 4/29/21	500,000	494,960
3.30% 2/1/22	100,000	101,396
JPMorgan Chase & Co.
2.20% 10/22/19	1,000,000	997,252
2.40% 6/7/21	200,000	198,601
Kinder Morgan 3.05% 12/1/19	200,000	200,228
Kraft Heinz Foods
3.50% 6/6/22	600,000	606,818
3.50% 7/15/22	200,000	201,988
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Kraft Heinz Foods (continued)
4.00% 6/15/23	500,000	$ 513,919
Kroger 2.60% 2/1/21	500,000	497,663
Marsh & McLennan Companies 3.50% 12/29/20	100,000	101,367
Metropolitan Life Global Funding I
3.38% 1/11/22	200,000	203,040
3.88% 4/11/22	300,000	309,241
MGM Resorts International 6.75% 10/1/20	100,000	105,000
Morgan Stanley
2.80% 6/16/20	400,000	400,387
•3.90% (LIBOR03M + 1.14%) 1/27/20	800,000	805,277
Navient
6.63% 7/26/21	100,000	104,750
8.00% 3/25/20	250,000	260,625
NBCUniversal Enterprise 1.97% 4/15/19	300,000	299,922
OI European Group 4.00% 3/15/23	100,000	98,375
Owens-Brockway Glass Container 5.00% 1/15/22	100,000	102,875
PetSmart 7.13% 3/15/23	200,000	150,000
Protective Life Global Funding 2.26% 4/8/20	400,000	397,951
PSEG Power 3.00% 6/15/21	500,000	497,855
Regions Financial 3.20% 2/8/21	300,000	302,386
Sabine Pass Liquefaction 5.63% 2/1/21	300,000	311,698
Sanchez Energy 7.75% 6/15/21	150,000	21,562
Southern 2.35% 7/1/21	400,000	395,701
Sprint Spectrum 3.36% 3/20/23	125,000	125,275
Sunoco 4.88% 1/15/23	100,000	101,840
Symantec 4.20% 9/15/20	100,000	101,539
Talen Energy Supply, LLC 9.50% 7/15/22	200,000	216,000
Tech Data 3.70% 2/15/22	100,000	100,700
Warner Media, LLC 2.10% 6/1/19	500,000	499,331
Zimmer Biomet Holdings 2.70% 4/1/20	700,000	698,415
		25,317,708
Total Corporate Bonds (Cost $35,749,979)		35,453,490

LVIP Global Income Fund–4

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS–0.12%
Commonwealth of Pennsylvania Second Series 5.00% 1/15/20	400,000	$ 410,668
San Jose California Redevelopment Agency Successor Agency
Senior Series A-T 2.48% 8/1/21	90,000	89,967
Senior Series A-T 2.63% 8/1/22	300,000	300,762
Texas State Transportation Commission (Highway Improvement) Series A 5.00% 4/1/21	180,000	192,202
Total Municipal Bonds (Cost $992,876)		993,599
NON-AGENCY ASSET-BACKED SECURITIES–2.92%
American Express Credit Account Master Trust Series 2017-1 B 2.10% 9/15/22	500,000	496,630
American Homes 4 Rent 2015-SFR1 Series 2015-SFR1 A 3.47% 4/17/52	325,001	328,741
•Atrium XII Series 12A AR 3.59% (LIBOR03M + 0.83%) 4/22/27	250,000	248,310
•Atrium XIV, LLC Series 14A B 4.48% (LIBOR03M + 1.70%) 8/23/30	300,000	297,814
•BCC Middle Market CLO 2018-1, LLC Series 2018-1A A2 4.91% (LIBOR03M + 2.15%) 10/20/30	250,000	243,343
•BlueMountain CLO
Series 2018-1A B 4.45% (LIBOR03M + 1.70%) 7/30/30	272,725	269,799
Series 2018-3A B 4.54% (LIBOR03M + 1.77%) 10/25/30	1,200,000	1,192,379
•BlueMountain CLO XXIII Series 2018-23A B 4.16% (LIBOR03M + 1.70%) 10/20/31	500,000	494,644
•BlueMountain Fuji US Clo II Series 2017-2A B 4.91% (LIBOR03M + 2.15%) 10/20/30	350,000	342,260
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Carlyle GMS Finance MM CLO 2015-1, LLC Series 2015-1A A2R 4.99% (LIBOR03M + 2.20%) 10/15/31	250,000	$ 243,479
•Carlyle US CLO Series 2017-2A B 5.16% (LIBOR03M + 2.40%) 7/20/31	250,000	247,828
•Catamaran CLO Series 2014-2A BR 5.73% (LIBOR03M + 2.95%) 10/18/26	606,600	605,369
•Colombia Cent CLO Series 2018-27A A2A 4.09% (LIBOR03M + 1.60%) 10/25/28	384,615	380,704
•Dryden 45 Senior Loan Fund
Series 2016-45A A2R 4.19% (LIBOR03M + 1.40%) 10/15/30	1,000,000	996,360
Series 2016-45A BR 4.49% (LIBOR03M + 1.70%) 10/15/30	1,000,000	992,456
•Dryden 49 Senior Loan Fund Series 2017-49A C 5.13% (LIBOR03M + 2.35%) 7/18/30	100,000	99,783
•Dryden 53 CLO Series 2017-53A C 4.49% (LIBOR03M + 1.70%) 1/15/31	300,000	286,215
•Eaton Vance CLO Series 2014-1RA C 4.89% (LIBOR03M + 2.10%) 7/15/30	250,000	244,486
•Galaxy XXVI CLO Series 2018-26A A 3.85% (LIBOR03M + 1.20%) 11/22/31	250,000	248,125
•Invitation Homes 2018-SFR3 Trust Series 2018-SFR3 A 3.48% (LIBOR01M + 1.00%) 7/17/37	534,620	533,561
•Invitation Homes 2018-SFR4 Trust Series 2018-SFR4 A 3.58% (LIBOR01M + 1.10%) 1/17/38	183,630	183,629
•LCM XXII Series 22A A2R 4.21% (LIBOR03M + 1.45%) 10/20/28	500,000	490,274
•Long Point Park CLO Series 2017-1A B 4.47% (LIBOR03M + 1.70%) 1/17/30	300,000	286,335

LVIP Global Income Fund–5

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Madison Avenue Manufactured Housing Contract Trust Series 2002-A B1 5.74% (LIBOR01M + 3.25%) 3/25/32	4,587	$ 4,598
•Madison Park Funding XIV
Series 2014-14A A2RR 4.16% (LIBOR03M + 1.40%) 10/22/30	333,333	333,925
Series 2014-14A BRR 4.46% (LIBOR03M + 1.70%) 10/22/30	250,000	248,104
•Madison Park Funding XXIII Series 2017-23A C 5.11% (LIBOR03M + 2.35%) 7/27/30	400,000	395,986
•Madison Park Funding XXIX
Series 2018-29A A2 4.23% (LIBOR03M + 1.45%) 10/18/30	1,036,364	1,035,829
Series 2018-29A B 4.53% (LIBOR03M + 1.75%) 10/18/30	1,000,000	995,127
Mill City Mortgage Loan Trust Series 2018-4 A1B 3.50% 4/25/66	370,000	368,479
•Mill City Mortgage Loan Trust 2016-1 Series 2016-1 A1 2.50% 4/25/57	274,301	271,824
•Mill City Mortgage Loan Trust 2017-3 Series 2017-3 A1 2.75% 1/25/61	433,893	427,576
•Mill City Mortgage Loan Trust 2018-1 Series 2018-1 A1 3.25% 5/25/62	471,167	463,813
•Neuberger Berman Loan Advisers CLO Series 2018-27A C 4.49% (LIBOR03M + 1.70%) 1/15/30	300,000	282,739
•Octagon Investment Partners 31 Series 2017-1A C 5.16% (LIBOR03M + 2.40%) 7/20/30	65,415	65,282
•Octagon Investment Partners 35 Series 2018-1A A1B 3.86% (LIBOR03M + 1.10%) 1/20/31	250,000	247,729
Progress Residential 2015-SFR2 Trust Series 2015-SFR2 A 2.74% 6/12/32	98,232	97,577
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Progress Residential 2017-SFR1 Trust Series 2017-SFR1 A 2.77% 8/17/34	199,360	$ 197,624
Progress Residential 2018-SFR2 Trust Series 2018-SFR2 A 3.71% 8/17/35	140,000	142,220
•RAAC Series 2004-SP1 Trust Series 2004-SP1 AII 3.19% (LIBOR01M + 0.70%) 3/25/34	147,924	144,672
•Towd Point Mortgage Trust
Series 2015-2 2A1 3.75% 11/25/57	40,414	40,545
Series 2015-3 A1A 3.50% 3/25/54	153,014	152,828
Series 2015-3 A1B 3.00% 3/25/54	82,234	81,705
Series 2016-1 A1 3.50% 2/25/55	481,255	482,203
Series 2016-3 A1 2.25% 4/25/56	567,249	558,073
Series 2016-4 A1 2.25% 7/25/56	793,434	777,767
Series 2016-5 A1 2.50% 10/25/56	336,012	330,124
Series 2017-1 A1 2.75% 10/25/56	689,939	682,229
Series 2017-2 A1 2.75% 4/25/57	721,559	714,118
Series 2017-4 A1 2.75% 6/25/57	710,384	698,775
Series 2017-5 A1 3.09% (LIBOR01M + 0.60%) 2/25/57	189,043	187,483
Series 2018-1 A1 3.00% 1/25/58	166,867	165,120
Series 2018-3 A1 3.75% 5/25/58	556,441	562,717
Series 2018-4 A1 3.00% 6/25/58	396,183	391,789
Series 2018-5 A1A 3.25% 7/25/58	177,425	176,126
Series 2018-6 A1A 3.75% 3/25/58	291,404	294,877
Series 2019-1 A1 3.75% 3/25/58	112,671	114,404
•Voya CLO Series 2016-3A A1R 3.97% (LIBOR03M + 1.19%) 10/18/31	600,000	596,252
•Webster Park CLO Series 2015-1A A2R 4.36% (LIBOR03M + 1.60%) 7/20/30	250,000	246,541

LVIP Global Income Fund–6

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•West CLO
Series 2014-1A A2R 4.13% (LIBOR03M + 1.35%) 7/18/26	310,000	$ 307,948
Series 2014-1A BR 4.63% (LIBOR03M + 1.85%) 7/18/26	560,000	552,297
Total Non-Agency Asset-Backed Securities (Cost $23,774,925)		23,589,549
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.51%
♦•CHL Mortgage Pass-Through Trust Series 2004-11 2A1 3.59% 7/25/34	57,300	57,260
•CIM Trust 2018-INV1 Series 2018-INV1 A4 4.00% 8/25/48	373,945	370,699
•CSMC Trust Series 2014-IVR3 A1 3.50% 7/25/44	97,489	97,826
•HarborView Mortgage Loan Trust Series 2004-1 3A 4.42% 4/19/34	162,635	168,193
•Impac Secured Assets Series 2004-4 M1 3.25% (LIBOR01M + 0.77%) 2/25/35	20,806	20,878
•IndyMac INDX Mortgage Loan Trust Series 2005-AR1 1A1 3.97% 3/25/35	237,593	236,276
•JP Morgan Mortgage Trust Series 2004-A1 5A1 4.92% 2/25/34	237,509	244,037
•Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-A 1A 3.23% (LIBOR01M + 0.74%) 3/25/28	31,140	30,674
•Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A2 4.53% 10/25/34	223,491	223,198
•Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2 4.56% 11/25/34	139,735	141,731
•New York Mortgage Trust Series 2005-3 M1 3.16% (LIBOR01M + 0.68%) 2/25/36	15,482	14,270
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Sequoia Mortgage Trust Series 2004-10 A2 3.13% (LIBOR01M + 0.64%) 11/20/34	248,171	$ 244,920
•Sequoia Mortgage Trust 2016-2 Series 2016-2 A4 3.50% 8/25/46	556,246	556,308
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-12 3A1 4.60% 9/25/34	162,301	163,711
•Structured Asset Mortgage Investments II Trust Series 2004-AR6 A1A 3.18% (LIBOR01M + 0.70%) 2/19/35	252,688	242,532
•Structured Asset Mortgage Investments II Trust Series 2003-AR4 A1 3.18% (LIBOR01M + 0.70%) 1/19/34	202,043	197,357
♦•WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR19 A1A1 2.76% (LIBOR01M + 0.27%) 12/25/45	240,277	238,547
Series 2005-AR8 2AB2 3.33% (LIBOR01M + 0.84%) 7/25/45	93,670	93,796
•Wells Fargo Mortgage-Backed Securities Trust
Series 2003-L 1A2 4.74% 11/25/33	182,553	185,874
Series 2003-O 1A2 4.80% 1/25/34	60,562	62,566
Series 2004-X 1A1 4.83% 11/25/34	67,514	68,783
Series 2005-AR9 2A2 4.67% 10/25/33	218,754	219,082
Series 2018-1 A3 3.50% 7/25/47	260,238	259,440
Total Non-Agency Collateralized Mortgage Obligations (Cost $4,073,757)		4,137,958
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.38%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.96% 12/10/30	282,000	284,887
*•BANK Series 2018-BN13 XA 0.52% 8/15/61	4,902,518	171,924

LVIP Global Income Fund–7

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BX Commercial Mortgage Trust Series 2018-IND A 3.23% (LIBOR01M + 0.75%) 11/15/35	245,331	$ 245,108
•COMM Mortgage Trust Series 2014-277P A 3.61% 8/10/49	170,000	176,352
•Commercial Mortgage Trust
Series 2006-GG7 AJ 5.61% 7/10/38	201,000	181,905
Series 2006-GG7 AM 5.61% 7/10/38	70,813	71,214
Core Industrial Trust Series 2015-CALW A 3.04% 2/10/34	735,220	740,046
•GE Commercial Mortgage Series 2007-C1 AM 5.44% 12/10/49	58,524	51,497
OBP Depositor Trust Series 2010-OBP A 4.65% 7/15/45	730,000	738,828
Wells Fargo Mortgage-Backed Securities Trust Series 2016-NXS6 A2 2.40% 11/15/49	378,000	374,297
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $3,083,799)		3,036,058
LOAN AGREEMENTS–1.05%
•Allegiant Travel Company 7.23% (LIBOR03M + 4.50%) 2/5/24	77,764	77,618
•AMC Entertainment Holdings
4.73% (LIBOR01M + 2.25%) 12/15/22	14,860	14,873
4.73% (LIBOR01M + 2.25%) 12/15/23	84,710	84,763
•American Airlines
4.24% (LIBOR01M + 1.75%) 6/27/25	400,000	389,822
4.49% (LIBOR01M + 2.00%) 10/12/21	187,348	186,221
•Ascena Retail Group 7.00% (LIBOR01M + 4.50%) 8/21/22	290,772	255,335
•Ashland
4.24% (LIBOR01M + 1.75%) 5/17/24	262,967	262,392
4.25% (LIBOR01M + 1.75%) 5/17/24	124,581	124,308
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Avis Budget Car Rental, LLC 4.50% (LIBOR01M + 2.00%) 2/13/25	202,865	$ 198,808
•Bausch Health 5.23% (LIBOR01M + 2.75%) 11/27/25	95,000	94,028
•Bowie Resource Holdings, LLC 8.38% (LIBOR03M + 5.75%) 8/14/20	117,562	116,093
•Chemours Company (The) 4.25% (LIBOR01M + 1.75%) 4/3/25	42,270	41,914
CommScope
×•0.00% 4/6/26	76,184	76,248
•4.50% (LIBOR01M + 2.00%) 12/29/22	44,686	44,666
•CROWN Americas Tranche B 1st Lien 4.48% (LIBOR01M + 2.00%) 4/3/25	123,806	124,237
•CSC Holdings 4.73% (LIBOR01M + 2.25%) 7/17/25	81,587	79,401
•DaVita Tranche B 1st Lien 5.25% (LIBOR01M + 2.75%) 6/24/21	190,829	190,979
•EFS Cogen Holdings I LLC 5.86% (LIBOR03M + 3.25%) 6/28/23	14,406	14,307
•Endo Luxembourg Finance Company I S.a r.l. 6.75% (LIBOR01M + 4.25%) 4/29/24	215,815	212,442
•Fieldwood Energy LLC 7.75% (LIBOR01M + 5.25%) 4/11/22	604,108	583,532
•Global Tel*Link Corporation 6.75% (LIBOR01M + 4.25%) 11/29/25	25,794	25,677
•Gray Television
4.73% (LIBOR01M + 2.25%) 2/7/24	168,607	166,773
4.98% (LIBOR01M + 2.50%) 1/2/26	29,386	29,105
•Greektown Holdings, LLC 5.25% (LIBOR01M + 2.75%) 4/25/24	211,814	211,770
•Harbor Freight Tools USA 5.00% (LIBOR01M + 2.50%) 8/18/23	147,235	144,167
•Harsco Corporation 4.75% (LIBOR01M + 2.25%) 12/6/24	28,651	28,603

LVIP Global Income Fund–8

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•HCA 1st Lien 4.25% (LIBOR01M + 1.75%) 3/17/23	157,764	$ 157,776
•Hertz Corporation, (The) 5.25% (LIBOR01M + 2.75%) 6/30/23	289,421	284,629
•IQVIA Inc.
4.25% (LIBOR01M + 1.75%) 6/11/25	58,067	57,541
4.60% (LIBOR03M + 2.00%) 1/17/25	194,145	193,854
•JBS USA, LLC
4.98% (LIBOR01M + 2.50%) 10/30/22	257,756	256,387
5.00% (LIBOR01M + 2.50%) 10/30/22	43,420	43,189
•KAR Auction Services 5.13% (LIBOR03M + 2.50%) 3/9/23	46,956	46,897
•Las Vegas Sands 1st Lien 4.25% (LIBOR01M + 1.75%) 3/27/25	79,200	77,921
•LegalZoom.com 6.99% (LIBOR01M + 4.50%) 11/21/24	15,418	15,505
•Mediacom Illinois, LLC 4.16% (LIBOR01W + 1.75%) 2/15/24	536,399	530,533
•Mission Broadcasting 4.74% (LIBOR01M + 2.25%) 1/17/24	34,115	33,637
•MKS Instruments 4.74% (LIBOR01M + 2.25%) 2/2/26	28,569	28,605
•Navios Maritime Midstream Partners L.P. 7.14% (LIBOR03M + 4.50%) 6/18/20	130,272	121,479
•Navistar International Corporation 6.00% (LIBOR01M + 3.50%) 11/6/24	127,263	127,104
•Nexstar Broadcasting 4.75% (LIBOR03M + 2.25%) 1/17/24	185,359	182,766
•NRG Energy 4.25% (LIBOR01M + 1.75%) 6/30/23	116,700	115,513
•ON Semiconductor 4.25% (LIBOR01M + 1.75%) 3/31/23	138,427	137,292
×•Onsite Rental Group 0.00% 7/30/21	121,112	93,862
•Onsite Rental Group Pty Ltd 6.99% (LIBOR01M + 4.50%) 10/26/22	88,583	87,254
		Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Oxbow Carbon LLC
4.75% (LIBOR01M + 2.25%) 1/4/22		105,000	$ 104,475
6.00% (LIBOR01M + 3.50%) 1/4/23		75,000	75,281
•Post Holdings Inc. 4.49% (LIBOR01M + 2.00%) 5/24/24		89,407	88,772
•Rexnord LLC 4.50% (LIBOR01M + 2.00%) 8/21/24		317,187	314,574
•Smart & Final Stores LLC 6.13% (LIBOR03M + 3.50%) 11/15/22		99,791	95,633
•Syneos Health 4.50% (LIBOR01M + 2.00%) 8/1/24		297,669	296,098
•Thor Industries 6.25% (LIBOR01M + 3.75%) 2/1/26		285,197	272,807
•TI Group Automotive Systems, L.L.C. 5.00% (LIBOR01M + 2.50%) 6/30/22		95,051	94,042
•Trans Union, LLC 4.25% (LIBOR01M + 1.75%) 8/9/22		60,148	59,697
•U.S. Renal Care 6.85% (LIBOR03M + 4.25%) 12/30/22		136,865	136,823
•United Rentals 4.25% (LIBOR01M + 1.75%) 10/31/25		376,575	375,667
•Valeant Pharmaceuticals International 5.48% (LIBOR01M + 3.00%) 6/2/25		54,524	54,237
•Wand NewCo 3 5.98% (LIBOR01M + 3.50%) 2/5/26		53,463	53,590
•WEX Inc. 4.75% (LIBOR01M + 2.25%) 6/30/23		92,667	91,997
Total Loan Agreements (Cost $8,628,043)			8,483,519
ΔSOVEREIGN BONDS–50.02%
Australia–2.11%
Australia Government Bonds
3.00% 3/21/47	AUD	3,600,000	2,867,688
3.25% 4/21/25	AUD	7,400,000	5,776,637
4.75% 4/21/27	AUD	7,000,000	6,118,762
5.75% 5/15/21	AUD	3,000,000	2,320,197
			17,083,284

LVIP Global Income Fund–9

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Brazil–0.67%
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/21	BRL	962,000	$ 262,899
10.00% 1/1/25	BRL	10,525,000	2,927,884
10.00% 1/1/27	BRL	7,989,000	2,216,636
			5,407,419
Canada–1.40%
Canadian Government Bond
1.50% 6/1/26	CAD	10,550,000	7,839,060
5.00% 6/1/37	CAD	3,170,000	3,514,790
			11,353,850
China–0.07%
Export-Import Bank of China 2.50% 7/31/19		600,000	599,224
			599,224
France–3.04%
French Republic Government Bond O.A.T.
0.50% 5/25/25	EUR	2,800,000	3,270,554
1.25% 5/25/36	EUR	3,000,000	3,579,557
1.50% 5/25/31	EUR	14,130,000	17,741,466
			24,591,577
Germany–1.71%
Bundesrepublik Deutschland Bundesanleihe
0.50% 8/15/27	EUR	4,000,000	4,760,479
1.00% 8/15/24	EUR	4,500,000	5,444,927
2.50% 7/4/44	EUR	500,000	826,426
4.00% 1/4/37	EUR	1,500,000	2,768,918
			13,800,750
Ghana–0.26%
Ghana Government Bonds
16.25% 5/17/21	GHS	170,000	31,383
16.50% 3/22/21	GHS	150,000	27,884
17.60% 11/28/22	GHS	50,000	9,114
18.25% 9/21/20	GHS	100,000	19,134
18.75% 1/24/22	GHS	1,280,000	244,733
19.00% 11/2/26	GHS	3,850,000	732,639
19.75% 3/25/24	GHS	1,280,000	244,871
19.75% 3/15/32	GHS	3,850,000	689,750
21.50% 3/9/20	GHS	100,000	19,649
24.50% 6/21/21	GHS	50,000	10,571
24.75% 3/1/21	GHS	150,000	31,537
24.75% 7/19/21	GHS	150,000	31,557
			2,092,822
India–0.66%
India Government Bonds
8.13% 9/21/22	INR	294,000,000	4,424,633
8.83% 11/25/23	INR	60,000,000	930,777
			5,355,410
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia–1.35%
Indonesia Treasury Bond
7.00% 5/15/27	IDR	96,088,000,000	$ 6,511,919
8.25% 7/15/21	IDR	1,870,000,000	135,681
8.38% 3/15/34	IDR	29,440,000,000	2,127,288
8.75% 5/15/31	IDR	14,332,000,000	1,076,932
9.00% 3/15/29	IDR	5,142,000,000	393,741
10.00% 2/15/28	IDR	7,040,000,000	566,059
10.50% 8/15/30	IDR	1,160,000,000	97,569
			10,909,189
Italy–5.59%
Italy Buoni Poliennali Del Tesoro
0.05% 4/15/21	EUR	4,500,000	4,999,553
0.95% 3/1/23	EUR	5,000,000	5,535,670
1.45% 5/15/25	EUR	7,500,000	8,206,854
2.00% 2/1/28	EUR	10,750,000	11,781,752
2.95% 9/1/38	EUR	9,750,000	10,519,291
4.75% 9/1/44	EUR	3,000,000	4,095,507
			45,138,627
Japan–11.84%
Japan Government 10 yr Bonds 0.10% 6/20/26	JPY	2,755,000,000	25,425,346
Japan Government 20 yr Bonds
0.20% 6/20/36	JPY	1,562,000,000	14,009,800
1.50% 3/20/34	JPY	1,035,000,000	11,214,262
1.60% 6/20/30	JPY	250,000,000	2,668,468
1.90% 6/20/25	JPY	456,000,000	4,659,630
Japan Government 30 yr Bonds 1.70% 9/20/44	JPY	1,295,000,000	15,207,960
Japan Government 5 yr Bonds 0.10% 6/20/21	JPY	2,480,000,000	22,516,959
			95,702,425
Malaysia–0.77%
Malaysia Government Bonds
3.90% 11/30/26	MYR	11,000,000	2,738,193
3.90% 11/16/27	MYR	2,750,000	676,661
4.18% 7/15/24	MYR	6,000,000	1,505,416
4.25% 5/31/35	MYR	5,250,000	1,284,423
			6,204,693
Mexico–5.89%
Mexican Bonos
5.00% 12/11/19	MXN	260,390,000	13,145,434
6.50% 6/10/21	MXN	4,020,000	201,867
7.25% 12/9/21	MXN	15,960,000	811,286
7.50% 6/3/27	MXN	80,000,000	3,994,879
7.75% 11/23/34	MXN	138,500,000	6,794,190
8.00% 6/11/20	MXN	5,810,000	300,449
8.00% 12/7/23	MXN	430,000	22,319
8.00% 11/7/47	MXN	240,000,000	11,747,224
Mexican Udibonos
2.50% 12/10/20	MXN	4,689,211	235,923

LVIP Global Income Fund–10

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexican Udibonos (continued)
4.00% 6/13/19	MXN	5,953,857	$ 303,965
≠Mexico Cetes
7.90% 5/23/19	MXN	8,859,100	451,553
7.91% 5/23/19	MXN	6,328,000	322,539
7.98% 5/23/19	MXN	25,552,100	1,302,272
8.03% 5/23/19	MXN	3,796,800	193,523
8.03% 5/23/19	MXN	3,543,200	180,578
8.10% 7/4/19	MXN	1,000	50
8.12% 5/23/19	MXN	43,634,000	2,223,440
8.13% 7/4/19	MXN	55,002,200	2,773,566
8.14% 7/18/19	MXN	1,200	60
8.16% 2/27/20	MXN	2,888,220	1,384,274
8.33% 7/4/19	MXN	3,850,800	194,182
8.57% 7/18/19	MXN	735,900	36,996
8.58% 1/2/20	MXN	10,397,100	504,175
8.64% 6/6/19	MXN	6,846,700	347,424
8.79% 11/7/19	MXN	2,567,500	125,987
			47,598,155
New Zealand–3.44%
New Zealand Government Bonds
2.75% 4/15/37	NZD	7,400,000	5,481,556
4.50% 4/15/27	NZD	11,200,000	9,253,592
5.50% 4/15/23	NZD	5,000,000	3,943,647
6.00% 5/15/21	NZD	12,250,000	9,136,789
			27,815,584
Philippines–0.41%
Philippine Government Bonds
3.38% 8/20/20	PHP	6,330,000	116,569
3.88% 11/22/19	PHP	88,610,000	1,665,294
≠Philippine Treasury Bill
4.68% 8/14/19	PHP	15,400,000	287,005
4.79% 9/11/19	PHP	33,120,000	617,248
4.80% 2/5/20	PHP	32,540,000	589,731
			3,275,847
Republic of Korea–2.59%
Korea Monetary Stabilization Bond 2.06% 12/2/19	KRW	5,040,000,000	4,448,405
Korea Treasury Bond
1.75% 12/10/20	KRW	4,405,000,000	3,882,008
2.00% 3/10/20	KRW	6,760,000,000	5,967,667
2.00% 9/10/20	KRW	5,725,000,000	5,060,363
3.38% 9/10/23	KRW	1,004,000,000	945,770
3.50% 3/10/24	KRW	702,000,000	668,546
			20,972,759
Singapore–2.58%
Singapore Government Bonds
2.00% 7/1/20	SGD	3,250,000	2,400,367
2.38% 6/1/25	SGD	7,000,000	5,284,950
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Singapore (continued)
Singapore Government Bonds (continued)
2.88% 9/1/30	SGD	16,700,000	$ 13,163,937
			20,849,254
Spain–3.34%
Spain Government Bonds
1.40% 1/31/20	EUR	4,000,000	4,552,713
1.60% 4/30/25	EUR	4,500,000	5,413,393
4.20% 1/31/37	EUR	9,550,000	14,796,231
5.85% 1/31/22	EUR	1,700,000	2,235,532
			26,997,869
Thailand–0.70%
Bank of Thailand Bond
1.77% 3/27/20	THB	22,400,000	705,694
1.95% 11/26/20	THB	143,047,000	4,517,648
Thailand Government Bond 3.88% 6/13/19	THB	13,462,000	426,044
			5,649,386
Ukraine–0.21%
μUkraine Government International Bond GDP Linked 0.00% 5/31/40		2,589,000	1,658,630
			1,658,630
United Kingdom–1.39%
United Kingdom Gilt
4.25% 12/7/27	GBP	5,000,000	8,339,129
4.50% 9/7/34	GBP	1,550,000	2,904,847
			11,243,976
Total Sovereign Bonds (Cost $395,955,627)			404,300,730
SUPRANATIONAL BANKS–2.67%
Asian Development Bank 2.35% 6/21/27	JPY	1,000,000,000	10,887,990
European Investment Bank 2.15% 1/18/27	JPY	1,000,000,000	10,729,541
Total Supranational Banks (Cost $20,251,618)			21,617,531
U.S. TREASURY OBLIGATIONS–29.10%
U.S. Treasury Bonds
2.50% 2/15/46		23,130,000	21,759,819
3.13% 8/15/44		9,000,000	9,541,934
3.63% 8/15/43		9,000,000	10,342,441
4.50% 5/15/38		11,300,000	14,535,066
5.38% 2/15/31		7,650,000	9,945,896
U.S. Treasury Inflation Protected Security
0.13% 4/15/21		796,485	790,298

LVIP Global Income Fund–11

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Protected Security (continued)
0.13% 1/15/22	2,557,715	$ 2,537,813
1.38% 1/15/20	1,280,334	1,291,178
U.S. Treasury Notes
1.00% 8/31/19	14,500,000	14,411,641
1.13% 4/30/20	14,420,000	14,226,513
1.63% 8/15/22	23,800,000	23,332,832
1.63% 2/15/26	21,000,000	20,069,765
1.75% 9/30/19	22,000,000	21,921,367
2.00% 8/31/21	2,325,000	2,310,650
2.00% 10/31/21	1,800,000	1,788,750
2.00% 8/15/25	19,500,000	19,141,611
2.13% 1/31/21	1,700,000	1,694,521
2.13% 9/30/21	1,100,000	1,096,562
2.13% 12/31/21	200,000	199,379
2.25% 7/31/21	100,000	99,967
2.50% 5/15/24	24,000,000	24,280,313
2.75% 2/28/25	15,900,000	16,304,643
2.75% 2/15/28	2,500,000	2,571,729
3.63% 2/15/21	1,000,000	1,024,141
Total U.S. Treasury Obligations (Cost $230,896,078)		235,218,829

Number of Shares
COMMON STOCK–0.01%
=Appvion	5,591	59,303
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
†Halcon Resources	4,396	$ 5,935
=Holdco Class A	1,232,692	854
=†Remington Outdoor	17,991	17,541
Total Common Stock (Cost $310,617)		83,633
MONEY MARKET FUND–5.41%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	43,674,706	43,674,706
Total Money Market Fund (Cost $43,674,706)		43,674,706

	Principal Amount°
SHORT-TERM INVESTMENTS–0.67%
U.S. TREASURY OBLIGATIONS–0.67%
≠U.S. Treasury Bills
2.42% 4/11/19	2,800,000	2,798,157
2.49% 9/12/19	840,000	830,960
2.50% 8/29/19	1,830,000	1,811,433
Total Short-Term Investments (Cost $5,440,291)		5,440,550

TOTAL INVESTMENTS–99.42% (Cost $790,133,204)	803,507,336
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.58%	4,699,860
NET ASSETS APPLICABLE TO 71,618,876 SHARES OUTSTANDING –100.00%	$808,207,196

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
Δ Securities have been classified by country of origin.
@ PIK. 100% of the income received was in the form of additional par.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2019. Rate will reset at a future date.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
× Delayed settlement. Interest rate to be determined upon settlement date.
≠ The rate shown is the effective yield at the time of purchase.
LVIP Global Income Fund–12

LVIP Global Income Fund
Schedule of Investments (continued)
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
† Non-income producing.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2019:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	EUR	(5,937,614)	USD	6,835,916	4/30/19	$158,473	$—
BCLY	EUR	(2,968,807)	USD	3,392,901	5/28/19	45,869	—
BCLY	EUR	(2,968,807)	USD	3,406,394	9/30/19	25,130	—
BCLY	JPY	(129,201,000)	USD	1,189,866	4/26/19	21,386	—
BCLY	JPY	(190,370,000)	USD	1,728,765	5/28/19	3,607	(468)
BNP	JPY	(24,440,000)	USD	222,066	5/28/19	527	—
BOA	EUR	(926,798)	USD	1,053,668	4/8/19	13,323	—
BOA	EUR	(705,000)	USD	805,145	5/21/19	10,823	—
BOA	EUR	(618,062)	USD	709,213	6/4/19	12,057	—
BOA	EUR	(927,387)	USD	1,058,649	6/7/19	12,323	—
BOA	JPY	(95,235,000)	USD	863,931	5/21/19	3,387	(2,310)
BOA	JPY	(61,110,000)	USD	551,335	6/18/19	—	(3,465)
CITI	AUD	(1,703,000)	USD	1,215,516	5/21/19	5,098	—
CITI	BRL	11,260,796	USD	(2,982,439)	4/30/19	—	(111,874)
CITI	EUR	(1,630,646)	USD	1,873,409	4/23/19	40,667	—
CITI	EUR	(146,969)	USD	169,060	5/2/19	3,749	—
CITI	JPY	(25,100,000)	USD	226,775	4/15/19	8	—
CITI	JPY	(15,350,000)	USD	142,543	4/16/19	3,850	—
CITI	JPY	(105,000,000)	USD	945,333	4/24/19	—	(4,097)
CITI	JPY	(109,831,000)	USD	1,002,170	4/26/19	8,870	—
CITI	JPY	(336,389,300)	USD	3,032,529	5/7/19	—	(12,339)
CITI	JPY	(170,648,500)	USD	1,550,532	6/3/19	3,096	—
CITI	JPY	(9,136,500)	USD	82,431	6/18/19	—	(516)
CITI	KRW	(6,020,000,000)	USD	5,349,209	9/18/19	29,073	—
DB	EUR	(912,431)	USD	1,048,485	4/8/19	24,268	—
DB	EUR	(1,488,376)	USD	1,721,317	4/15/19	49,607	—
DB	EUR	(2,196,300)	USD	2,514,698	4/24/19	45,989	—
DB	EUR	(281,945)	USD	324,909	4/30/19	7,834	—
DB	EUR	(282,055)	USD	322,589	5/31/19	4,543	—
DB	EUR	(912,431)	USD	1,039,870	6/7/19	10,418	—
DB	EUR	(946,717)	USD	1,078,181	6/18/19	9,074	—
DB	EUR	(432,907)	USD	494,259	9/18/19	1,621	—
DB	INR	13,590,000	USD	(187,733)	6/21/19	5,930	—
DB	INR	(13,590,000)	USD	193,787	6/21/19	265	(141)
DB	JPY	(54,738,000)	USD	504,126	4/8/19	9,919	—
DB	JPY	(284,100,000)	USD	2,564,901	4/15/19	—	(1,809)
DB	JPY	(11,260,000)	USD	101,117	4/18/19	—	(641)
DB	JPY	(25,363,000)	USD	230,943	5/21/19	1,148	—
DB	JPY	(23,347,000)	USD	212,149	5/31/19	489	—
DB	KRW	(7,965,000,000)	USD	7,099,880	5/29/19	87,348	—
GSI	EUR	(1,152,139)	USD	1,319,579	4/4/19	26,726	—
GSI	EUR	(221,966)	USD	256,771	4/15/19	7,463	—
GSI	EUR	(357,851)	USD	411,071	4/29/19	8,665	—
GSI	EUR	(989,278)	USD	1,138,009	4/30/19	25,467	—
GSI	EUR	(917,148)	USD	1,049,640	5/28/19	15,647	—
GSI	EUR	(1,152,139)	USD	1,321,526	6/4/19	21,945	—
GSI	JPY	(43,530,000)	USD	393,531	4/26/19	—	(150)
HSBC	EUR	(1,879,250)	USD	2,167,311	4/11/19	57,291	—
HSBC	EUR	(461,000)	USD	532,778	4/16/19	14,949	—
HSBC	EUR	(520,000)	USD	598,532	4/30/19	13,740	—
HSBC	INR	(380,000,000)	USD	5,318,032	6/10/19	—	(104,342)
HSBC	INR	26,000,000	USD	(375,587)	6/10/19	—	(4,582)
HSBC	JPY	(50,970,000)	USD	463,159	4/17/19	2,583	—
LVIP Global Income Fund–13

LVIP Global Income Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HSBC	JPY	(51,004,000)	USD	465,142	4/26/19	$3,867	$—
HSBC	JPY	(67,011,000)	USD	609,221	5/31/19	1,711	—
HSBC	JPY	(39,672,000)	USD	358,768	6/4/19	—	(1,005)
HSBC	KRW	(7,310,000,000)	USD	6,552,821	4/10/19	123,211	—
HSBC	KRW	(1,565,176,000)	USD	1,390,649	4/30/19	13,472	—
HSBC	KRW	(880,000,000)	USD	779,831	9/20/19	2,081	—
JPMC	AUD	(144,000)	USD	102,066	4/11/19	—	(204)
JPMC	AUD	(2,825,000)	USD	2,035,328	4/15/19	28,822	—
JPMC	AUD	(896,648)	USD	641,655	4/30/19	4,613	—
JPMC	AUD	(2,825,000)	USD	2,009,168	5/15/19	1,512	—
JPMC	BRL	9,372,630	USD	(2,505,180)	4/2/19	—	(111,730)
JPMC	BRL	(9,372,630)	USD	2,354,341	4/2/19	—	(39,109)
JPMC	BRL	(220,000)	USD	57,561	4/11/19	1,416	—
JPMC	BRL	270,000	USD	(63,981)	4/11/19	4,925	—
JPMC	BRL	9,372,630	USD	(2,320,820)	10/2/19	36,189	—
JPMC	CAD	(198,000)	USD	148,079	9/18/19	—	(673)
JPMC	CNH	(925,000)	USD	132,978	4/11/19	—	(4,610)
JPMC	EUR	(1,774,000)	USD	2,041,872	4/30/19	46,831	—
JPMC	EUR	(5,271)	USD	6,048	5/8/19	116	—
JPMC	EUR	(33,514)	USD	38,292	5/13/19	558	—
JPMC	EUR	(37,402)	USD	42,532	5/15/19	414	—
JPMC	EUR	(715,502)	USD	813,420	5/21/19	7,265	—
JPMC	EUR	(36,757)	USD	42,156	6/5/19	691	—
JPMC	EUR	(36,757)	USD	41,781	6/14/19	286	—
JPMC	EUR	(441,625)	USD	504,357	9/18/19	1,799	—
JPMC	JPY	(56,650,000)	USD	522,469	4/8/19	11,000	—
JPMC	JPY	(286,000,000)	USD	2,658,578	4/9/19	76,160	—
JPMC	JPY	(104,375,000)	USD	941,566	4/15/19	—	(1,413)
JPMC	JPY	(203,409,000)	USD	1,837,837	4/23/19	—	(1,253)
JPMC	JPY	(27,378,402)	USD	247,438	4/25/19	2	(148)
JPMC	JPY	(627,806,000)	USD	5,709,741	5/20/19	22,041	—
JPMC	JPY	(2,909,500)	USD	26,231	5/28/19	—	(143)
JPMC	JPY	(5,642,500)	USD	51,295	5/31/19	142	—
JPMC	JPY	(56,650,000)	USD	513,625	6/4/19	—	(116)
JPMC	JPY	(170,082,000)	USD	1,542,092	6/13/19	—	(1,424)
JPMC	JPY	(114,500,000)	USD	1,033,146	6/18/19	—	(6,366)
JPMC	KRW	(115,600,000)	USD	102,188	4/11/19	508	—
JPMC	MXN	7,235,000	USD	(372,852)	6/21/19	—	(4,970)
JPMC	PHP	(2,740,000)	USD	49,786	4/11/19	—	(2,237)
JPMC	PHP	2,740,000	USD	(52,380)	4/11/19	—	(356)
JPMC	PLN	430,000	USD	(113,127)	9/18/19	—	(553)
JPMC	SEK	770,000	USD	(82,781)	9/18/19	1,098	—
MSC	EUR	(115,750)	USD	132,306	5/28/19	1,810	—
MSC	JPY	(9,000,000)	USD	80,732	4/18/19	—	(602)
MSC	JPY	(24,440,000)	USD	225,330	4/26/19	4,298	—
SCB	EUR	(2,145,000)	USD	2,446,265	5/21/19	29,497	—
SCB	EUR	(107,800)	USD	123,813	6/5/19	2,207	—
SCB	JPY	(31,894,000)	USD	288,416	4/25/19	—	(3)
SCB	JPY	(5,370,800)	USD	48,849	5/20/19	191	—
SCB	JPY	(63,360,000)	USD	575,655	5/22/19	1,557	—
SSB	AUD	(40,439,000)	USD	29,055,736	4/26/19	330,347	(3,118)
SSB	AUD	16,317,500	USD	(11,591,586)	4/26/19	20,863	(20,238)
SSB	CAD	(15,510,000)	USD	11,745,084	4/26/19	131,889	(747)
SSB	CAD	7,803,500	USD	(5,857,801)	4/26/19	14,115	(28,628)
SSB	EUR	(52,565,001)	USD	59,981,064	4/26/19	886,411	—
SSB	EUR	398,000	USD	(459,602)	4/26/19	—	(12,162)
SSB	GBP	35,940,000	USD	(47,557,425)	4/26/19	—	(685,968)
SSB	GBP	(8,719,500)	USD	11,458,993	4/26/19	87,382	—
SSB	JPY	(5,843,737,000)	USD	53,601,097	4/26/19	750,970	—
SSB	MXN	(112,983,500)	USD	5,853,057	4/26/19	57,918	(1,356)
LVIP Global Income Fund–14

LVIP Global Income Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	NZD	(42,091,500)	USD	28,878,119	4/26/19	$201,165	$(950)
SSB	NZD	1,179,000	USD	(817,657)	4/26/19	—	(14,377)
SSB	SEK	149,522,500	USD	(16,619,890)	4/26/19	—	(506,368)
SSB	SGD	(34,533,000)	USD	25,576,104	4/26/19	82,454	—
SSB	SGD	6,417,500	USD	(4,731,549)	4/26/19	6,107	—
UBS	EUR	(136,016)	USD	157,209	4/9/19	4,516	—
UBS	EUR	(984,000)	USD	1,125,726	4/24/19	19,679	—
UBS	EUR	(60,150)	USD	68,448	5/21/19	677	—
UBS	EUR	(136,016)	USD	156,038	6/5/19	2,603	—
Total Foreign Currency Exchange Contracts						$3,881,631	$(1,697,561)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(13)	U.S. Treasury 10 yr Notes	$(1,614,844)	$(1,593,092)	6/19/19	$—	$(21,752)
145	U.S. Treasury 2 yr Notes	30,898,594	30,790,927	6/28/19	107,667	—
(32)	U.S. Treasury 5 yr Notes	(3,706,500)	(3,674,959)	6/28/19	—	(31,541)
Total Futures Contracts					$107,667	$(53,293)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased/Moody's Ratings
CDX.NA.IG.31-Quarterly[3]	2,000,000	1.00%	12/20/21	$39,046	$29,746	$9,300	$—
Protection Sold/Moody's Ratings
CDX.EM.30-Quarterly[4]	650,000	1.00%	12/20/23	(22,716)	(26,373)	3,657	—

LVIP Global Income Fund–15

LVIP Global Income Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Over-The-Counter:
Protection Purchased/Moody's Ratings
CITI American Airlines Group 5.50% 10/1/19/B1 -Quarterly	100,000	5.00%	12/20/19	$(4,776)	$(2,959)	$—	$(1,817)
CITI Citibank 2.30% 06/20/2021 -Quarterly	155,000	2.30%	6/20/21	1,878	—	1,878	—
JPMC DISH DBS 6.75% 6/1/21/B1 -Quarterly	130,000	5.00%	6/20/21	(10,430)	(4,768)	—	(5,662)
JPMC Goldman Sachs Group 1.00% 06/20/2024/A3 -Quarterly	400,000	1.00%	6/20/24	3,184	2,870	314	—
BCLY Italy Government International Bond 6.875% 9/27/23/Baa3 -Quarterly	200,000	1.00%	6/20/23	5,946	1,837	4,109	—
JPMC Morgan Stanley 1.00% 06/20/2024/A3 -Quarterly	400,000	1.00%	6/20/24	6,282	5,778	504	—
JPMC Nabors Industries 9.25% 1/15/19/B1 -Quarterly	100,000	1.00%	12/20/21	3,419	3,462	—	(43)
JPMC Nabors Industries 9.25% 1/15/19/B1 -Quarterly	50,000	1.00%	12/20/21	1,710	1,676	34	—
JPMC Nabors Industries 9.25% 1/15/19/B1 -Quarterly	65,000	1.00%	12/20/21	2,222	3,396	—	(1,174)
JPMC Navient 5.50% 1/25/23/Ba3 -Quarterly	50,000	5.00%	3/20/20	(2,896)	(1,780)	—	(1,116)
JPMC Navient 5.50% 1/25/23/Ba3 -Quarterly	200,000	5.00%	3/20/20	(11,584)	(7,022)	—	(4,562)
CITI Republic of Colombia 1.00% 06/20/2020/Baa2 -Quarterly	300,000	1.00%	6/20/24	360	(1,023)	1,383	—
CITI Republic of Indonosia 1.00% 06/20/2024/Baa2 -Quarterly	250,000	1.00%	6/20/24	(295)	(2,380)	2,085	—
BCLY Republic of Turkey 11.875% 1/15/30/Ba3 -Quarterly	97,500	1.00%	12/20/23	12,132	11,426	706	—
BCLY Republic of Turkey 11.875% 1/15/30/Ba3 -Quarterly	46,667	1.00%	12/20/19	641	1,567	—	(926)
BCLY Socialist of Republic Vietnam 1.00% 06/20/2024/Ba3 -Quarterly	205,000	1.00%	6/20/24	(2,536)	(3,335)	799	—
LVIP Global Income Fund–16

LVIP Global Income Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Over-The-Counter: (continued)
Protection Purchased/Moody's Ratings(continued)
JPMC United Mexican States 1.00% 06/20/2024/A3 -Quarterly	325,000	1.00%	6/20/24	$(2,255)	$(5,652)	$3,397	$—
					3,093	15,209	(15,300)
Protection Sold/Moody's Ratings
JPMC Ally Financial 5.00% 06/20/2024/Ba2 -Quarterly	400,000	5.00%	6/20/24	(67,778)	(66,219)	—	(1,559)
CITI Bespoke 58 HY/42 IG EQ Tranche 0-3% -Quarterly	90,000	0.00%	6/20/19	(2,732)	(2,329)	—	(403)
CITI Bespoke Broker 3-7% Tranche 1.30% -Quarterly	240,000	0.00%	6/20/19	11	—	11	—
CITI Bespoke Broker 3-7% Tranche 1.40% -Quarterly	160,000	0.00%	6/20/19	8	—	8	—
CITI Bespoke Cambridge 0-3% -Quarterly	140,000	0.00%	12/20/19	(14,891)	(8,251)	—	(6,640)
CITI Bespoke EQ Tranche 0-3% -Quarterly	50,000	0.00%	6/20/20	(8,650)	(9,817)	1,167	—
CITI Bespoke Lisbon 3-7% -Quarterly	200,000	0.00%	6/20/19	10	—	10	—
CITI Bespoke Singapore 0.30% 06/20/2020 -Quarterly	70,000	0.00%	6/20/20	(8,918)	(12,006)	3,088	—
CITI Bespoke Verona 7-15% -Quarterly	250,000	0.00%	12/20/19	(23,095)	—	—	(23,095)
CITI Bespoke Verona EQ Tranche 0-3% -Quarterly	120,000	0.00%	12/20/19	(11,086)	(8,679)	—	(2,407)
JPMC DISH DBS 6.75% 6/1/21/B1 -Quarterly	130,000	5.00%	6/20/23	2,276	(919)	3,195	—
BCLY Italy Government International Bond 6.875% 9/27/23/Baa3 -Quarterly	200,000	1.00%	6/20/23	(5,946)	(8,058)	2,112	—
JPMC Nabors Industries 9.25% 1/15/19/B1 -Quarterly	100,000	1.00%	12/20/23	(13,085)	(13,352)	267	—
JPMC Nabors Industries 9.25% 1/15/19/B1 -Quarterly	50,000	1.00%	12/20/23	(6,543)	(6,528)	—	(15)
JPMC Nabors Industries 9.25% 1/15/19/B1 -Quarterly	65,000	1.00%	12/20/23	(8,506)	(10,542)	2,036	—
LVIP Global Income Fund–17

LVIP Global Income Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Over-The-Counter: (continued)
Protection Sold/Moody's Ratings(continued)
BCLY Republic of Argentina 7.50% 4/22/26/B2 -Quarterly	70,000	5.00%	6/20/23	$(5,594)	$1,298	$—	$(6,892)
CITI Republic of Argentina 7.50% 4/22/26/B2 -Quarterly	85,000	1.00%	12/20/23	(8,401)	(4,329)	—	(4,072)
CITI Republic of Argentina 7.50% 4/22/26/B2 -Quarterly	90,000	5.00%	6/20/23	(7,193)	(1,958)	—	(5,235)
					(151,689)	11,894	(50,318)
Total CDS Contracts					$(145,223)	$40,060	$(65,618)
Swap Contract
Inflation Swap Contract
	Notional Amount[2]	Fixed Interest Rate Paid	Termination Date	Value	Unrealized Appreciation[1]
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	1,450,000	1.00%	8/31/24	$4,492	$4,492
LVIP Global Income Fund–18

LVIP Global Income Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)[5]	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Receive USD LIBOR03M-(Semiannual/Quaterly)	1,880,000	1.82%	(2.73%)	2/3/25	$53,100	$—	$53,100	$—
Receive USD LIBOR03M-(Semiannual/Quaterly)	1,450,000	1.99%	(2.81%)	3/27/25	26,342	—	26,342	—
Receive USD LIBOR03M-(Semiannual/Quaterly)	6,500,000	3.85%	(2.66%)	8/22/43	(1,540,335)	—	—	(1,540,335)
Receive USD LIBOR03M-(Semiannual/Quaterly)	2,175,000	2.38%	(2.60%)	6/9/47	78,560	—	78,560	—
Total IRS Contracts						$—	$158,002	$(1,540,335)
Swap Contracts
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
CITI-Receive amounts based on iBoxx USD Liquid High Yield Index[6] and pay variable quarterly payments based on LIBOR03M.	700,000	2.79%	6/23/19	$39,936	$39,937	$—
JPM-Receive amounts based on iBoxx USD Liquid High Yield Index[6] and pay variable quarterly payments based on LIBOR03M.	800,000	2.79%	6/20/19	47,492	47,492	—
Total TRS Contracts					$87,429	$—
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2019.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia. Constituents for the index can be found at www.markit.com/Documentation.
LVIP Global Income Fund–19

LVIP Global Income Fund
Schedule of Investments (continued)
[5] Rate resets based on LIBOR03M.
[6] The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. The index is used as a basis for tradable products, including ETFs. Multi-contributor pricing and support for the index from leading financial institutions ensure that the index is a tradable reflection of the corporate high yield bond market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BRL–Brazilian Real
CAD–Canadian Dollar
CDX.EM–Credit Default Swap Index Emerging Markets
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CNH–Chinese Yuan Renminbi
CPI-U–Consumer Price Index for All Urban Consumers
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
GDP–Gross Domestic Product
GHS–Ghanaian Cedi
GSI–Goldman Sachs International
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
IDR–Indonesia Rupiah
INR–Indian Rupee
IRS–Interest Rate Swap
JPM–JPMorgan
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
MYR–Malaysian Ringgit
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
PHP–Philippine Peso
PIK–Payment-in-kind
PLN–Polish Zloty
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
THB–Thailand Baht
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Global Income Fund–20

LVIP Global Income Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities, credit default swap contracts, total return swap contracts, inflation swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Global Income Fund–21

LVIP Global Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$15,168,565	$—	$15,168,565
Agency Mortgage-Backed Securities	—	2,308,619	—	2,308,619
Corporate Bonds	—	35,453,490	—	35,453,490
Loan Agreements	—	8,483,519	—	8,483,519
Municipal Bonds	—	993,599	—	993,599
Non-Agency Asset-Backed Securities	—	23,589,549	—	23,589,549
Non-Agency Collateralized Mortgage Obligations	—	4,137,958	—	4,137,958
Non-Agency Commercial Mortgage-Backed Securities	—	3,036,058	—	3,036,058
Sovereign Bonds	—	404,300,730	—	404,300,730
Supranational Banks	—	21,617,531	—	21,617,531
U.S. Treasury Obligations	—	235,218,829	—	235,218,829
Common Stock	5,935	—	77,698	83,633
Money Market Fund	43,674,706	—	—	43,674,706
Short-Term Investment	—	5,440,550	—	5,440,550
Total Investments	$43,680,641	$759,748,997	$77,698	$803,507,336
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$3,881,631	$—	$3,881,631
Futures Contracts	$107,667	$—	$—	$107,667
Swap Contracts	$—	$289,983	$—	$289,983
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,697,561)	$—	$(1,697,561)
Futures Contracts	$(53,293)	$—	$—	$(53,293)
Swap Contracts	$—	$(1,605,953)	$—	$(1,605,953)
During the period ended March 31, 2019, transfers out of Level 3 investments into Level 2 investments were made in the amount of $38,093 for the Fund. The transfer was due to the Fund’s pricing vendor being able to supply a matrix price for the investments that had been utilizing a broker quoted price. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Global Income Fund–22